091-02021

For Internal Use Only RECEIVED		Submit 1 Original		OMB Apr
Sec File No. 91 -		and 9 Copies		Expires:
				Estimated

2007 SEP 12 PM 2:53

SEC / MR

07070996

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

~~Amendment No. 1~~ to FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE RAFI Developed ex US Index

PROCESSED

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

OCT 03 2007

THOMSON FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:

PXF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Australian Securities Exchange, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Dublin Stock Exchange, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), Hong Kong Stock Exchange, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), New Zealand Stock Exchange, Osaka Stock Exchange,Oslo Bors (Oslo Stock Exchange), Singapore Exchange Limited, Stockholm Stock Exchange (OMX Nordic Exchange), SWX Swiss Exchange, Tokyo Stock Exchange, Toronto Stock Exchange, Virt-x Exchange Limited, Wiener Borse, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP 12 2007

September 10, 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

RECEIVED
2007 SEP 12 PM 2:52
SEC / MR

NYSE Arca

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

Via Overnight Mail

September 11, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – iShareTrust, PowerShares Global Exchange-Traded Trust, and Claymore Exchange-Traded Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- iShareTrust, iShares S&P National Municipal Bond Fund (Ticker Symbol MUB);
- PowerShares Global Exchange-Traded Trust, PowerShares FTSE RAFI Developed Markets ex-US Portfolio (Ticker Symbol PXF); and
- Claymore Exchange-Traded Trust, Claymore/Morningstar Information Super Sector Index ETF (Ticker Symbol MZN).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

[signature]

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(c)
Public Availability:	SEP 12 2007

END